Portfolio of Investments (unaudited)
As of July 31, 2026
Aberdeen Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS —139.8%
ALABAMA—5.6%
Alabama Housing Finance Authority, (GNMA/FNMA/FHLMC), Series C, 4.70%, 10/01/2054	$2,780,000	$2,714,982
Alabama Special Care Facilities Financing Authority-Birmingham
Series 2015-1, 5.50%, 06/01/2030	305,000	305,123
Series 2015-1, 5.75%, 06/01/2035	400,000	400,104
Series 2015-1, 5.75%, 06/01/2045	585,000	568,732
Series 2015-1, 6.00%, 06/01/2050	585,000	566,155
Alabama State University, (AG), 5.75%, 09/01/2050	215,000	232,664
Black Belt Energy Gas District
Series A, 5.25%, 05/01/2056	1,595,000	1,607,780
Series C-1, 5.25%, 02/01/2053	4,250,000	4,431,055
Series F, 5.50%, 11/01/2053	860,000	893,993
Series J, 5.00%, 11/01/2036	6,000,000	6,190,970
County of Jefferson Sewer Revenue, 5.50%, 10/01/2053	1,970,000	2,046,451
Huntsville Redstone Village ALA SP
Series A, 6.00%, 01/01/2060	780,000	665,244
Series B, 0.00%, 01/01/2060(a)	164,273	8,588
Jacksonville Public Educational Building Authority, (AG), Series A, 5.50%, 08/01/2058	795,000	812,181
Mobile County Industrial Development Authority
Series A, 5.00%, 06/01/2054	1,000,000	963,632
Series B, 4.75%, 12/01/2054	5,560,000	5,194,508
Southeast Energy Authority A Cooperative District, Series A, 5.00%, 11/01/2035	5,000,000	5,093,771
Total Alabama		32,695,933
ALASKA—1.6%
Alaska Industrial Development & Export Authority
5.00%, 01/01/2030	125,000	125,059
5.00%, 01/01/2031	180,000	180,067
Alaska Municipal Bond Bank Authority
Series TWO, 5.25%, 12/01/2045	460,000	476,797
Series TWO, 5.50%, 12/01/2050	1,000,000	1,032,138
Alaska Railroad Corp.
(AG), 5.50%, 10/01/2045	450,000	477,566
(AG), 5.50%, 10/01/2054	2,185,000	2,262,494
Municipality of Anchorage, (AG), Series A, 5.00%, 02/01/2067	5,000,000	4,901,499
Total Alaska		9,455,620
ARIZONA—4.4%
Arizona Industrial Development Authority
5.00%, 07/01/2038(b)	300,000	301,545
5.00%, 07/01/2049(b)	215,000	198,045
5.50%, 07/01/2058(b)	170,000	161,088
Series A, 3.75%, 12/15/2029(b)	40,000	39,429
Series A, 5.00%, 12/15/2039(b)	60,000	59,364
Series A, 5.00%, 07/01/2043(b)	750,000	716,145
Series A, 4.50%, 07/01/2046(b)	885,000	882,004
(BAM), Series A, 5.00%, 06/01/2049	885,000	891,433
	Shares or Principal Amount	Value

Arizona Industrial Development Authority (continued)
Series A, 5.00%, 12/15/2049(b)	$100,000	$90,847
Series A, 7.75%, 07/01/2050(b)(c)	725,000	725
(SD CRED PROG), Series A, 5.00%, 07/01/2052	70,000	65,232
Series A, 5.00%, 07/01/2057	105,000	99,707
Series B, 5.50%, 07/01/2038(b)	100,000	100,220
Series B, 5.63%, 07/01/2048(b)	110,000	109,988
Series B, 4.00%, 07/01/2051	2,470,000	1,943,988
Series B, 5.75%, 07/01/2053(b)	310,000	305,481
Series B, 5.13%, 01/01/2059	73,102	56,074
Series D, 5.00%, 07/01/2037(b)	85,000	84,910
Series D, 5.00%, 07/01/2051(b)	440,000	399,700
Series D, 0.00%, 01/01/2059(a)	58,051	7,770
Series G, 5.00%, 07/01/2037(b)	70,000	69,926
Series G, 5.00%, 07/01/2047(b)	65,000	60,814
Series G, 5.00%, 07/01/2051(b)	60,000	54,505
Glendale Industrial Development Authority, 5.00%, 07/01/2048	240,000	221,267
Industrial Development Authority of the City of Phoenix Arizona
5.13%, 02/01/2034	1,455,000	1,390,670
5.00%, 07/01/2034	1,085,000	1,085,393
5.00%, 07/01/2035(b)	430,000	429,999
5.00%, 07/01/2035(b)	465,000	465,080
5.38%, 02/01/2041	1,025,000	932,540
5.00%, 07/01/2044	1,030,000	1,030,576
5.00%, 07/01/2045(b)	750,000	714,400
5.00%, 07/01/2045(b)	805,000	760,890
Series A, 5.00%, 07/01/2035(b)	145,000	145,000
Series A, 5.00%, 07/01/2036	100,000	100,160
Series A, 5.00%, 07/01/2044	40,000	39,884
Series A, 5.00%, 07/01/2046	230,000	224,935
Series A, 5.00%, 07/01/2046(b)	390,000	369,662
Series A, 5.00%, 07/01/2049	95,000	92,349
Series A, 4.00%, 12/01/2051(b)	2,160,000	1,257,534
Series A, 5.00%, 07/01/2059	75,000	70,900
Series B, 5.75%, 12/15/2057(b)	1,165,000	786,235
Industrial Development Authority of the County of Pima
Series 2022, 4.00%, 06/15/2051(b)	1,595,000	1,177,144
Series A, 7.00%, 11/15/2057(b)	1,680,000	1,780,834
La Paz County Industrial Development Authority, Series A, 5.00%, 02/15/2048	200,000	191,126
Maricopa County Industrial Development Authority
Series A, 5.50%, 07/01/2060	1,000,000	960,762
Series B, 5.00%, 07/01/2039(b)	80,000	80,035
Series B, 5.00%, 07/01/2054(b)	240,000	216,344
Maricopa County Unified School District No. 60 Higley
(AG), 4.25%, 06/01/2047	440,000	426,950
(AG), 5.00%, 06/01/2053	2,455,000	2,486,047
Sierra Vista Industrial Development Authority
5.00%, 06/15/2054(b)	250,000	209,006
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
ARIZONA (continued)
Sierra Vista Industrial Development Authority (continued)
5.75%, 06/15/2058(b)	$1,205,000	$1,115,080
Total Arizona		25,459,742
ARKANSAS—1.1%
Arkansas Development Finance Authority
4.50%, 07/01/2033	275,000	273,717
4.50%, 07/01/2039	35,000	32,834
City of Osceola, 4.88%, 04/01/2040	1,500,000	1,475,342
County of Pulaski, 5.25%, 03/01/2053	1,965,000	2,020,268
Little Rock School District, (BAM), (ST AID WITHHLDG), Series A, 3.00%, 02/01/2050	3,500,000	2,541,298
Pulaski County Public Facilities Board, 5.00%, 12/01/2042	230,000	230,100
Total Arkansas		6,573,559
CALIFORNIA—10.8%
Alameda Corridor Transportation Authority, (AG), Series C, 0.00%, 10/01/2053(d)	3,380,000	834,162
California Community Choice Financing Authority
Series B, 5.00%, 03/01/2036	10,940,000	11,225,825
Series C, 5.25%, 01/01/2054(e)	4,845,000	5,078,261
California Housing Finance Agency
Series 1, 4.38%, 09/20/2036	2,124,398	2,115,137
Series 2021-1, 0.80%, 11/20/2035(e)	1,700,028	63,571
California Infrastructure & Economic Development Bank, Series B, 12.00%, 01/01/2065(b)	935,000	598,400
California Municipal Finance Authority
5.00%, 09/01/2036(f)	200,000	206,395
5.25%, 09/01/2037(f)	200,000	209,371
5.00%, 08/01/2039(b)(c)(g)	685,000	511,760
5.00%, 01/01/2041(b)	500,000	505,043
6.00%, 01/01/2055(b)	500,000	522,179
6.00%, 09/01/2056(f)	1,500,000	1,594,628
4.33%, 11/20/2040(e)	1,242,159	1,141,034
Series 2025-1, 3.44%, 02/20/2041(e)	5,920,170	5,292,632
Series 2026-1, 5.35%, 06/20/2046	2,250,000	2,366,399
Series A, 3.88%, 07/01/2028(b)	180,000	177,840
Series A, 5.00%, 11/01/2035(b)	250,000	259,317
Series A, 5.25%, 11/01/2036	370,000	370,430
Series A, 5.25%, 11/01/2041	345,000	345,046
Series A, 5.00%, 07/01/2049(b)	200,000	185,442
(AG), Series A, 5.25%, 11/01/2052	360,000	358,085
California Pollution Control Financing Authority
8.00%, 07/01/2039(b)(c)	1,595,000	17,944
7.50%, 12/01/2039(b)(c)	2,068,739	21
California Public Finance Authority
5.00%, 10/15/2037	55,000	55,024
5.00%, 10/15/2047	55,000	53,724
Series A, 10.00%, 05/15/2028(b)	1,285,000	1,801,815
California School Finance Authority
5.00%, 07/01/2042(b)	250,000	250,637
Shares or Principal Amount		Value

California School Finance Authority (continued)
5.25%, 07/01/2052(b)	$255,000	$249,586
Series A, 5.88%, 10/01/2044	455,000	454,981
Series A, 5.00%, 07/01/2045(b)	510,000	503,949
Series A, 6.00%, 10/01/2049	100,000	99,296
Series A, 5.00%, 08/01/2052(b)	1,330,000	1,201,942
California Statewide Communities Development Authority
5.25%, 07/01/2049(b)	605,000	602,955
5.25%, 07/01/2052(b)	115,000	112,096
Series A, 5.00%, 11/01/2041(b)	305,000	292,108
Series A, 5.00%, 12/01/2041(b)	630,000	630,133
Series A, 5.25%, 12/01/2044	1,320,000	1,320,285
Series A, 5.00%, 12/01/2046(b)	585,000	585,024
Series A, 5.25%, 12/01/2056(b)	425,000	425,024
(AG), Series A, 5.38%, 08/15/2057	1,030,000	1,040,467
Series Q, 6.50%, 05/01/2049(e)	3,674,977	3,864,029
City & County of San Francisco Special Tax District No., Series B, 5.25%, 09/01/2049(b)	550,000	450,330
CSCDA Community Improvement Authority, Series B, 4.00%, 03/01/2057(b)	370,000	269,716
Federal Home Loan Mortgage Corp. Multifamily ML Certificates, Series ML-16, 4.63%, 07/25/2038(e)	613,559	619,896
Golden State Tobacco Securitization Corp., Series B-2, 0.00%, 06/01/2066(d)	40,820,000	3,815,633
Hastings Campus Housing Finance Authority
Series A, 0.00%, 07/01/2061(a)(b)	2,325,000	1,193,547
Series A, 5.00%, 07/01/2061(b)	1,495,000	1,355,012
Indio Finance Authority, (BAM), Series A, 4.50%, 11/01/2052	580,000	571,936
Inland Empire Tobacco Securitization Corp.
0.00%, 06/01/2057(b)(d)	3,900,000	243,684
0.00%, 06/01/2057(b)(d)	2,500,000	126,017
Morongo Band of Mission Indians
(Pre-refunded @ $100.000000, 10/01/2028), Series A, 5.00%, 10/01/2042(b)	320,000	335,722
(Pre-refunded @ $100.000000, 10/01/2028), Series B, 5.00%, 10/01/2042(b)	645,000	676,690
M-S-R Energy Authority, Series A, 7.00%, 11/01/2034	365,000	426,620
Mt San Antonio Community College District, Series A, 5.88%, 08/01/2028(e)	140,000	146,134
San Francisco City & County Airport Commission-San Francisco International Airport
Series A, 5.50%, 05/01/2055	1,910,000	2,005,128
Series C, 5.75%, 05/01/2048	2,365,000	2,531,836
Tobacco Securitization Authority of Southern California
0.00%, 06/01/2046(d)	3,015,000	330,203
0.00%, 06/01/2046(d)	3,235,000	426,058
Total California		63,046,159
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
COLORADO—3.4%
Adams & Arapahoe Counties Joint School District 28J Aurora, (BAM), 5.50%, 12/01/2054	$145,000	$152,690
City & County of Denver Airport System Revenue
Series A, 4.13%, 11/15/2047	590,000	534,768
Series A, 4.13%, 11/15/2053	550,000	480,827
Colorado Educational & Cultural Facilities Authority
5.00%, 11/15/2031	145,000	145,601
5.00%, 07/15/2037	75,000	75,065
4.00%, 05/01/2061	140,000	106,131
Series A, 4.00%, 07/01/2061(b)	420,000	279,319
Colorado Health Facilities Authority
8.00%, 08/01/2043(c)	2,685,000	1,642,584
5.25%, 11/01/2052	1,870,000	1,914,476
Series A, 5.00%, 11/01/2044	1,465,000	1,491,425
Series A, 6.25%, 12/01/2050(b)	505,000	345,516
Series A, 5.13%, 12/01/2055	860,000	843,641
Series A-2, 4.00%, 08/01/2049	550,000	473,693
Colorado Science & Technology Park Metropolitan District No. 1
(AG), Series A, 5.00%, 12/01/2054	80,000	79,094
(AG), Series B, 4.75%, 12/15/2054	185,000	176,522
Denver City & County Housing Authority
(HUD), Series A, 4.50%, 07/01/2041	1,310,000	1,269,682
Series A, 5.00%, 12/01/2045	130,000	131,154
Denver Health & Hospital Authority
5.00%, 12/01/2048	330,000	322,566
Series A, 4.00%, 12/01/2040	1,870,000	1,664,370
Series A, 5.25%, 12/01/2045	495,000	495,081
Series A, 6.00%, 12/01/2055	530,000	559,288
Fountain Urban Renewal Authority, Series A, 5.50%, 11/01/2044	655,000	645,906
Gunnison County Housing Authority, (BAM), 5.25%, 06/01/2059	785,000	802,367
Lakes at Centerra Metropolitan District No. 2, (AG), Series A, 5.00%, 12/01/2049	500,000	503,089
Midcities Metropolitan District No. 2, (AG), 4.00%, 12/01/2046	2,499,000	2,279,331
Mirabelle Metropolitan District No. 2, (AG), Series A, 4.50%, 12/01/2049	414,000	393,087
Pinon Pines Metropolitan District No. 3, 0.00%, 12/01/2054(a)	1,522,000	1,423,612
Public Authority for Colorado Energy, 6.50%, 11/15/2038	750,000	870,039
Total Colorado		20,100,924
CONNECTICUT—1.3%
City of Ansonia
4.75%, 12/01/2045	210,000	213,232
4.75%, 12/01/2045	210,000	213,232
Connecticut State Health & Educational Facilities Authority
Series F, 5.00%, 07/01/2037	675,000	675,126
Series G-1, 5.00%, 07/01/2044(b)	2,000,000	1,885,735
Series G-1, 5.00%, 07/01/2050(b)	500,000	451,043
Shares or Principal Amount		Value

Great Pond Improvement District, 5.75%, 10/01/2052(b)	$1,115,000	$1,134,311
Mohegan Tribal Finance Authority, 7.00%, 02/01/2045(b)	2,675,000	2,695,243
Stamford Housing Authority, Series A, 6.50%, 10/01/2055	470,000	485,439
Total Connecticut		7,753,361
DELAWARE—0.4%
County of Kent
Series A, 5.00%, 07/01/2048	225,000	212,029
Series A, 5.00%, 07/01/2053	105,000	95,782
Series A, 5.00%, 07/01/2058	435,000	388,442
Delaware State Economic Development Authority, Series A, 5.00%, 06/01/2036	260,000	259,797
Delaware State Health Facilities Authority
5.00%, 06/01/2043	770,000	771,347
5.00%, 06/01/2048	385,000	370,102
Total Delaware		2,097,499
DISTRICT OF COLUMBIA—1.3%
District of Columbia
5.00%, 10/01/2030	220,000	220,000
5.00%, 10/01/2035	850,000	837,157
5.00%, 10/01/2045	1,760,000	1,657,757
Series A, 5.00%, 06/01/2039(b)	250,000	235,909
Series A, 5.75%, 06/01/2054	250,000	227,822
Series A, 5.75%, 10/01/2055	665,000	670,869
Series A, 5.00%, 06/01/2056(b)	530,000	438,230
Series A, 6.00%, 06/01/2058	250,000	234,053
Series A, 5.00%, 06/01/2061(b)	1,000,000	812,031
Metropolitan Washington Airports Authority Aviation Revenue
Series A, 5.50%, 10/01/2044	680,000	737,035
Series A, 4.50%, 10/01/2053	1,600,000	1,492,604
Total District of Columbia		7,563,467
FLORIDA—11.8%
Arborwood Community Development District
Series A-1, 6.90%, 05/01/2036(e)	60,000	60,031
Series A-2, 5.00%, 05/01/2036	130,000	131,087
Babcock Ranch Community Independent Special District, Series 2024, 5.00%, 05/01/2044(b)	100,000	100,133
Bellalago Educational Facilities Benefit District, 4.38%, 05/01/2030	250,000	250,126
Bexley Community Development District
4.70%, 05/01/2036	285,000	285,003
4.88%, 05/01/2047	655,000	630,513
Capital Projects Finance Authority
Series A, 6.75%, 06/15/2065(b)	1,045,000	1,046,122
Series A-1, 5.00%, 06/01/2049(b)	105,000	84,256
Series A-1, 5.00%, 06/01/2058(b)	440,000	348,526
Capital Region Community Development District, Series A-1, 5.13%, 05/01/2039	550,000	550,960
Capital Trust Agency, Inc.
Series A, 5.38%, 06/15/2038(b)	100,000	97,678
Series A, 5.00%, 06/15/2039(b)	520,000	495,894
Series A, 5.00%, 10/15/2047(b)	110,000	103,752
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Municipal Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
FLORIDA (continued)
Capital Trust Agency, Inc. (continued)
Series A, 5.38%, 06/15/2048(b)	$370,000	$342,381
Series A, 5.00%, 06/15/2049(b)	2,035,000	1,831,626
Series A, 5.00%, 10/15/2052(b)	100,000	90,921
Capital Trust Authority
Series A, 6.00%, 06/15/2054(b)	205,000	207,921
Series A, 5.13%, 12/15/2059	1,580,000	1,378,508
Series A, 6.13%, 06/15/2060(b)	655,000	664,598
Series A, 5.38%, 07/01/2065(b)	300,000	283,268
Charlotte County Industrial Development Authority, 6.13%, 10/01/2055	450,000	460,169
City of Jacksonville, Series B, 5.00%, 06/01/2053(b)	435,000	387,025
City of South Miami Health Facilities Authority, Inc., 4.00%, 08/15/2047	2,460,000	2,184,167
City of Tallahassee
Series A, 5.00%, 12/01/2040	1,060,000	1,060,045
Series A, 5.00%, 12/01/2044	525,000	517,206
Series A, 5.00%, 12/01/2055	75,000	71,526
City of Tampa, 5.00%, 04/01/2040	255,000	255,166
City of Venice, Series A, 5.63%, 01/01/2060(b)	405,000	400,801
Coastal Ridge Community Development District, 6.00%, 05/01/2055	465,000	470,559
County of Lee Airport Revenue, Series A-1, 5.50%, 10/01/2056	805,000	837,508
County of Miami-Dade Aviation Revenue, Series A, 5.50%, 10/01/2055	1,930,000	2,006,350
County of Miami-Dade Seaport Department, Series A, 5.25%, 10/01/2052	135,000	136,119
County of Palm Beach, Series A, 5.00%, 06/01/2057(b)	1,000,000	870,958
County of Pasco, (AG), Series A, 5.75%, 09/01/2054	390,000	413,753
County of Pasco Solid Waste Disposal & Resource Recovery System Revenue, Series A, 5.25%, 10/01/2056	200,000	203,985
Del Webb Bexley Community Development District, 5.40%, 05/01/2049	510,000	512,811
Escambia County Health Facilities Authority, Series A, 4.00%, 08/15/2050	1,500,000	1,267,592
Estancia at Wiregrass Community Development District
7.00%, 11/01/2045	505,000	512,370
Series 2015, 5.38%, 11/01/2046	270,000	270,054
Florida Development Finance Corp.
(AG), 5.00%, 07/01/2044	3,000,000	2,945,485
(AG), 5.25%, 07/01/2053	4,250,000	4,153,523
Series A, 6.25%, 06/15/2036(b)	110,000	110,078
Series A, 6.00%, 06/15/2037(b)	335,000	336,014
Series A, 6.38%, 06/15/2046(b)	505,000	505,162
Series A, 6.13%, 06/15/2047(b)	705,000	698,069
Series A, 4.00%, 07/01/2051(b)	400,000	327,953
Series A, 4.38%, 10/01/2054(b)	1,025,000	1,028,183
Series A1, 5.25%, 06/01/2054(b)	475,000	457,609
Series C, 5.00%, 09/15/2050(b)	135,000	120,697
	Shares or Principal Amount	Value

Florida Higher Educational Facilities Financing Authority
Series A-1, 4.50%, 06/01/2033(b)	$370,000	$363,760
Series A-1, 4.75%, 06/01/2038(b)	450,000	429,573
Series A-1, 5.00%, 06/01/2048(b)	710,000	646,019
Florida Local Government Finance Commission
Series A, 11.00%, 12/22/2030(b)	600,000	636,293
Series A, 6.88%, 11/15/2064(b)	680,000	715,653
Series A, 6.13%, 06/15/2065(b)	1,360,000	1,363,258
Greater Orlando Aviation Authority, Series A, 5.00%, 10/01/2049	5,120,000	5,110,428
Hillsborough County Industrial Development Authority, Series A, 4.00%, 08/01/2050	1,000,000	860,046
Lakewood Ranch Stewardship District
4.88%, 05/01/2035	200,000	200,465
4.88%, 05/01/2045	245,000	244,369
5.38%, 05/01/2047	570,000	570,875
6.30%, 05/01/2054	225,000	235,773
Lee County Industrial Development Authority
5.00%, 11/15/2044	440,000	445,507
5.00%, 11/15/2049	1,120,000	1,120,570
Series C, 5.00%, 11/15/2054	2,190,000	2,152,897
Legends Bay Community Development District, Series A, 5.88%, 05/01/2038	240,000	240,200
Miami Beach Health Facilities Authority
Series B, 3.00%, 11/15/2051	4,630,000	3,267,964
Series B, 4.00%, 11/15/2051	3,050,000	2,572,767
Miami-Dade County Industrial Development Authority, 5.25%, 09/15/2044	1,105,000	1,064,436
Midtown Miami Community Development District
Series A, 5.00%, 05/01/2037	200,000	192,477
Series B, 5.00%, 05/01/2029	205,000	205,065
Series B, 5.00%, 05/01/2037	115,000	110,674
Naturewalk Community Development District, Series B, 5.30%, 05/01/2016(c)(g)	445,000	169,100
Newfield Community Development District, 5.90%, 05/01/2056	465,000	468,598
Orange County Health Facilities Authority
Series A, 4.00%, 08/01/2047	4,000,000	3,483,744
Series A, 5.25%, 10/01/2056	2,510,000	2,566,145
Palm Beach County Educational Facilities Authority, Series 2024, 5.25%, 10/01/2053	120,000	114,834
Palm Beach County Health Facilities Authority
Series A, 5.00%, 11/01/2052	245,000	232,726
Series B, 5.13%, 05/15/2046	250,000	250,076
Series B, 5.00%, 11/15/2055	215,000	211,883
Series B, 5.63%, 05/15/2061	1,000,000	1,001,323
Sarasota County Health Facilities Authority
Series A, 5.00%, 01/01/2047	235,000	225,792
Series A, 5.00%, 01/01/2052	430,000	392,959
Seminole County Industrial Development Authority, Series A, 5.25%, 11/15/2039	4,325,000	4,250,154
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
FLORIDA (continued)
Sterling Hill Community Development District, Series B, 5.50%, 11/01/2010(c)(g)	$152,041	$57,776
Village Community Development District No. 15, 5.25%, 05/01/2054(b)	400,000	396,475
Total Florida		69,074,895
GEORGIA—1.5%
Atlanta Development Authority
Series 1, 0.00%, 12/15/2048(a)(b)	591,000	541,406
Series A, 5.50%, 04/01/2039(b)	650,000	659,369
Columbia County Hospital Authority, Series A, 5.75%, 04/01/2053	960,000	1,015,972
George L Smith II Congress Center Authority
Series B, 3.63%, 01/01/2031(b)	330,000	316,851
Series B, 5.00%, 01/01/2036(b)	100,000	100,428
Series B, 5.00%, 01/01/2054(b)	955,000	898,801
Main Street Natural Gas, Inc.
Series A, 5.50%, 09/15/2026	285,000	285,744
Series A, 5.50%, 09/15/2028	430,000	448,813
Municipal Electric Authority of Georgia
(AG), Series A, 5.00%, 07/01/2064	1,360,000	1,372,202
Series A, 5.50%, 07/01/2064	895,000	909,689
Savannah Georgia Convention Center Authority
Series A, 5.25%, 06/01/2061	400,000	387,235
Series B, 6.00%, 06/01/2050(b)	815,000	800,538
Series B, 6.25%, 06/01/2061(b)	1,075,000	1,081,752
Total Georgia		8,818,800
HAWAII—0.4%
State of Hawaii Airports System Revenue, Series A, 5.50%, 07/01/2054	1,555,000	1,631,563
State of Hawaii Department of Budget & Finance
Series A, 5.00%, 01/01/2030(b)	295,000	292,315
Series A, 5.00%, 01/01/2035(b)	125,000	120,833
Series A, 5.00%, 01/01/2045(b)	360,000	320,892
Total Hawaii		2,365,603
IDAHO—0.1%
Idaho Health Facilities Authority, 5.00%, 09/01/2037	240,000	237,167
Idaho Housing & Finance Association, Series A, 6.00%, 07/01/2049(b)	305,000	306,148
Total Idaho		543,315
ILLINOIS—9.4%
Chicago Board of Education
(NPFG), Series A, 0.00%, 12/01/2028(d)	530,000	486,040
(NPFG), Series A, 0.00%, 12/01/2029(d)	460,000	404,509
(NPFG), Series A, 0.00%, 12/01/2030(d)	190,000	159,925
Series A, 5.00%, 12/01/2042	960,000	913,904
Series A, 7.00%, 12/01/2046(b)	1,395,000	1,420,421
Series A, 6.00%, 12/01/2049	2,495,000	2,544,766
Series A, 5.75%, 12/01/2050	1,215,000	1,220,120
Series B, 4.00%, 12/01/2039	455,000	396,305
Series B, 4.00%, 12/01/2041	580,000	497,877
(NPFG), Series B-1, 0.00%, 12/01/2028(d)	565,000	518,137
	Shares or Principal Amount	Value

Chicago Board of Education Dedicated Capital Improvement Tax
5.00%, 04/01/2036	$100,000	$100,511
5.00%, 04/01/2037	200,000	200,640
5.00%, 04/01/2045	545,000	543,202
5.00%, 04/01/2046	665,000	651,230
6.00%, 04/01/2046	5,105,000	5,161,339
5.75%, 04/01/2048	1,225,000	1,281,619
Chicago Midway International Airport, (BAM), Series A, 5.50%, 01/01/2053	465,000	479,609
Chicago O'Hare International Airport
5.00%, 07/01/2048	1,050,000	1,031,502
Series A, 5.00%, 01/01/2048	990,000	988,237
Series A, 5.00%, 01/01/2053	3,570,000	3,527,684
Series A, 5.50%, 01/01/2055	2,625,000	2,678,344
City of Chicago
Series A, 5.00%, 01/01/2033	2,450,000	2,495,441
(BAM), Series A, 6.00%, 01/01/2046	2,445,000	2,636,168
Du Page County Special Service Area No. 31, 5.63%, 03/01/2036	498,000	498,009
Illinois Finance Authority
5.00%, 03/01/2034	75,000	75,335
5.00%, 03/01/2038	85,000	82,688
5.00%, 03/01/2042	50,000	46,328
5.00%, 03/01/2047	100,000	90,794
5.00%, 03/01/2052	85,000	73,895
Series A, 5.00%, 02/15/2047	390,000	360,751
Series A, 5.00%, 08/01/2047	305,000	289,069
Series A, 5.00%, 02/15/2050	95,000	86,122
Series A, 5.00%, 05/15/2051	1,000,000	901,867
Series A, 5.00%, 08/15/2051	4,355,000	4,354,474
Series A, 5.25%, 10/01/2052	2,000,000	1,902,811
Series A, 5.38%, 11/01/2055	100,000	97,830
Series A, 6.75%, 05/15/2058	1,785,000	1,873,569
(Pre-refunded @ $100.000000, 02/15/2027), Series C, 4.00%, 02/15/2041	5,000	5,033
Series C, 4.00%, 02/15/2041	5,000	4,659
Series C, 5.00%, 02/15/2041	320,000	321,102
Series C, 5.00%, 08/01/2046	240,000	228,681
Series C, 5.00%, 08/01/2049	235,000	218,635
Illinois Housing Development Authority, (GNMA/FNMA/FHLMC), Series A, 4.90%, 04/01/2047	390,000	390,999
Metropolitan Pier & Exposition Authority, (BAM), Series B, 0.00%, 12/15/2054(d)	8,000,000	1,896,109
St. Clair County Community Unit School District No. 187 Cahokia, (AG), Series B, 5.00%, 01/01/2044	175,000	180,079
State of Illinois
4.50%, 11/01/2039	415,000	408,043
5.00%, 11/01/2040	1,240,000	1,241,676
5.75%, 05/01/2045	475,000	497,232
Series A, 5.50%, 03/01/2047	2,625,000	2,728,269
Series B, 5.50%, 05/01/2047	280,000	291,074
Upper Illinois River Valley Development Authority
5.00%, 12/01/2043	1,180,000	1,172,375
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
ILLINOIS (continued)
Upper Illinois River Valley Development Authority (continued)
5.00%, 12/01/2048	$1,175,000	$1,151,580
Village of Bridgeview, (AMBAC), 5.14%, 12/01/2036	2,585,000	2,385,358
Village of Lincolnshire, 6.25%, 03/01/2034	422,000	422,595
Village of Romeoville, 5.00%, 10/01/2042	400,000	378,816
Total Illinois		54,993,387
INDIANA—1.1%
Fishers Town Hall Building Corp., (BAM), Series A, 5.75%, 01/15/2063	2,150,000	2,299,607
Indiana Finance Authority
5.75%, 06/01/2053	145,000	152,443
Series A, 5.38%, 03/01/2055	465,000	467,778
Series A, 5.38%, 06/01/2064	820,000	799,262
Series A-1, 4.50%, 05/01/2035	1,970,000	1,979,553
Series B, 5.50%, 05/01/2054	395,000	398,314
Indianapolis Local Public Improvement Bond Bank
Series E, 6.13%, 03/01/2057	300,000	309,963
(BAM), Series F-1, 5.25%, 03/01/2067	180,000	184,267
Total Indiana		6,591,187
IOWA—0.2%
Iowa Finance Authority
Series A, 5.00%, 03/01/2038	160,000	160,351
Series A, 5.00%, 03/01/2048	285,000	274,057
Series A, 4.00%, 05/15/2053	1,000,000	789,118
Total Iowa		1,223,526
KANSAS—0.8%
City of Hutchinson, 5.00%, 12/01/2036	165,000	154,054
City of Lenexa
Series A, 5.00%, 05/15/2030	185,000	186,549
Series A, 5.00%, 05/15/2032	165,000	166,006
Series A, 5.00%, 05/15/2039	220,000	219,851
City of Manhattan
Series A, 4.00%, 06/01/2052	610,000	486,068
Series A, 5.50%, 06/01/2060	465,000	463,945
City of Topeka, Series A, 6.50%, 12/01/2052	640,000	650,522
City of Wichita
Series I, 5.00%, 05/15/2038	360,000	351,020
Series I, 5.00%, 05/15/2047	375,000	332,766
Series VII-A, 6.75%, 06/01/2060	755,000	771,791
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%, 09/01/2044	615,000	615,362
Total Kansas		4,397,934
KENTUCKY—1.1%
City of Henderson, Series B, 4.45%, 01/01/2042(b)	565,000	556,010
Kentucky Economic Development Finance Authority
5.38%, 11/15/2042	835,000	722,917
5.50%, 11/15/2045	265,000	227,636
Series A, 5.00%, 06/01/2037	410,000	410,085
Shares or Principal Amount		Value

Kentucky Economic Development Finance Authority (continued)
Series A, 5.00%, 06/01/2041	$350,000	$345,449
Series A, 5.00%, 06/01/2045	440,000	435,759
Series A, 5.00%, 05/15/2046	1,370,000	1,163,234
Series A, 6.25%, 11/15/2046	1,195,000	836,801
Series A, 5.00%, 05/15/2051	345,000	277,102
Series A, 6.38%, 11/15/2051	1,145,000	783,364
Louisville/Jefferson County Metropolitan Government
Series A, 5.00%, 05/01/2034	160,000	145,879
Series A, 5.00%, 05/01/2035	260,000	233,585
Total Kentucky		6,137,821
LOUISIANA—2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority
Series A, 5.75%, 02/01/2032(b)	90,000	88,860
Series A, 6.00%, 11/15/2035	375,000	375,742
Series A, 6.13%, 02/01/2037(b)	755,000	740,123
Series A, 5.63%, 06/01/2045	2,190,000	1,796,723
Series A, 6.25%, 11/15/2045	1,070,000	1,072,411
Series A, 6.25%, 02/01/2047(b)	610,000	576,134
Louisiana Public Facilities Authority
5.25%, 10/01/2046(e)	1,790,000	1,800,671
5.50%, 09/01/2059	2,000,000	2,025,040
5.75%, 09/01/2064	1,605,000	1,651,175
Series A, 4.00%, 06/01/2051(b)	1,090,000	789,297
Series A, 6.38%, 06/01/2062(b)	455,000	446,786
Series A-1, 5.10%, 01/01/2057(b)	3,105,000	2,304,545
Series C, 4.00%, 06/01/2051(b)	490,000	354,821
Port New Orleans Board of Commissioners, (AG), Series B, 5.50%, 04/01/2054	605,000	623,435
Total Louisiana		14,645,763
MAINE—0.5%
Finance Authority of Maine, (AG), Series A-1, 5.00%, 12/01/2045	365,000	353,607
Maine Health & Higher Educational Facilities Authority
(AG), Series A, 4.38%, 07/01/2048	1,000,000	950,637
(AG), Series A, 4.38%, 07/01/2053	1,500,000	1,374,379
Total Maine		2,678,623
MARYLAND—0.5%
City of Baltimore, Series A, 5.00%, 09/01/2038	205,000	205,971
City of Rockville, Series B, 5.00%, 11/01/2042	205,000	202,241
County of Howard
Series A, 4.38%, 02/15/2039(b)	100,000	97,798
Series A, 4.50%, 02/15/2047(b)	505,000	473,431
Maryland Health & Higher Educational Facilities Authority
Series A, 5.50%, 01/01/2036	475,000	477,551
Series A, 5.00%, 07/01/2038	795,000	800,232
Series A, 5.50%, 07/01/2056	115,000	118,785
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
MARYLAND (continued)
Maryland Stadium Authority, (ST INTERCEPT), Series C, 0.00%, 05/01/2053(d)	$2,940,000	$758,914
Total Maryland		3,134,923
MASSACHUSETTS—1.3%
Collegiate Charter School of Lowell
5.00%, 06/15/2029	45,000	45,019
5.00%, 06/15/2054	40,000	37,007
Massachusetts Development Finance Agency
4.00%, 07/01/2040	100,000	88,686
5.00%, 10/01/2047(b)	330,000	326,096
5.25%, 07/01/2050	375,000	381,002
5.00%, 10/01/2057(b)	1,130,000	1,072,828
5.25%, 06/01/2065	495,000	501,073
Series A, 6.75%, 10/15/2037(b)(c)	2,375,865	24
Series A, 5.00%, 07/01/2044	105,000	101,909
Series A, 6.00%, 10/01/2049	400,000	431,687
Series G, 4.38%, 07/01/2052	1,095,000	935,681
Massachusetts Educational Financing Authority
Series B, 5.50%, 07/01/2055	340,000	332,210
Series C, 4.13%, 07/01/2046	1,490,000	1,261,011
Series C, 4.13%, 07/01/2052	1,775,000	1,421,945
Series D, 5.00%, 07/01/2054	950,000	894,179
Total Massachusetts		7,830,357
MICHIGAN—1.8%
Grand Rapids Economic Development Corp.
Series A, 5.00%, 11/01/2037	45,000	44,319
Series A, 5.00%, 11/01/2047	110,000	99,231
Series A, 6.13%, 11/01/2060	1,950,000	1,956,688
Kalamazoo Economic Development Corp., Series A, 6.25%, 08/15/2061(b)	430,000	437,260
Michigan Finance Authority
3.25%, 11/15/2042	570,000	458,109
Series A, 4.00%, 02/15/2050	4,500,000	3,876,054
Michigan State Housing Development Authority, (HUD), Series A, 4.75%, 10/01/2059	1,305,000	1,265,684
Michigan Strategic Fund, 5.00%, 07/01/2051(g)	100,000	2,000
Michigan Technological University, (AG), Series A, 5.25%, 10/01/2052	1,675,000	1,711,452
Waterford Charter
5.00%, 07/01/2046(c)(g)	430,000	8,600
5.00%, 07/01/2051(c)(g)	430,000	8,600
Wayne County Airport Authority, Series B, 5.75%, 12/01/2050	400,000	427,610
Total Michigan		10,295,607
MINNESOTA—2.1%
City of Apple Valley
Series B, 5.00%, 01/01/2047	715,000	373,093
Series D, 7.00%, 01/01/2037	685,000	351,359
Series D, 7.25%, 01/01/2052	1,035,000	426,989
City of Hayward, 5.75%, 02/01/2044(c)	500,000	332,423
Shares or Principal Amount		Value

City of Minneapolis
5.00%, 11/01/2035	$220,000	$216,174
5.25%, 11/01/2045	850,000	818,940
City of Rochester, Series A, 6.88%, 12/01/2048	1,220,000	1,220,679
City of Shakopee Senior Housing Revenue, 5.13%, 11/01/2040	1,315,000	1,326,284
Duluth Economic Development Authority
Series A, 4.25%, 02/15/2043	340,000	316,704
Series A, 5.00%, 02/15/2043	510,000	514,068
Series A, 4.25%, 02/15/2048	595,000	524,262
Series A, 5.00%, 02/15/2048	395,000	393,355
Housing & Redevelopment Authority of The City of St. Paul Minnesota
Series A, 5.50%, 07/01/2038(b)	240,000	240,346
Series A, 5.50%, 07/01/2052(b)	305,000	285,331
Minnesota Health & Education Facilities Authority
5.00%, 10/01/2043	600,000	594,206
5.13%, 10/01/2048	750,000	735,892
Minnesota Housing Finance Agency
(GNMA/FNMA/FHLMC), Series L, 4.60%, 07/01/2045(f)	2,700,000	2,671,000
(GNMA/FNMA/FHLMC), Series L, 4.75%, 01/01/2048(f)	750,000	738,691
Total Minnesota		12,079,796
MISSISSIPPI—2.2%
Medical Center Educational Building Corp., Series A, 4.00%, 06/01/2053	2,215,000	1,967,597
Mississippi Business Finance Corp.
VRDN, Series A, 3.29%, 11/01/2032(e)	2,535,000	2,535,000
VRDN, Series FIRST, 3.10%, 11/01/2052(e)	1,300,000	1,300,000
VRDN, Series H, 3.05%, 11/01/2035(e)	500,000	500,000
VRDN, Series J, 2.95%, 11/01/2035(e)	5,000,000	5,000,000
Mississippi Development Bank
4.55%, 11/01/2039(b)	490,000	476,116
(AG), 6.88%, 12/01/2040	90,000	92,484
Mississippi Home Corp., (GNMA/FNMA/FHLMC), Series C, 4.65%, 12/01/2048	1,000,000	986,243
Total Mississippi		12,857,440
MISSOURI—0.8%
Industrial Development Authority of the City of St. Louis Missouri
Series A, 3.88%, 11/15/2029	95,000	91,683
Series A, 4.38%, 11/15/2035	405,000	379,478
Kansas City Industrial Development Authority, Series B, 5.00%, 03/01/2054	1,540,000	1,516,520
Kansas City Land Clearance Redevelopment Authority
Series B, 5.00%, 02/01/2040(b)	200,000	200,567
Series B, 5.00%, 02/01/2050(b)	1,015,000	991,665
St. Louis County Industrial Development Authority
Series A, 5.00%, 08/15/2030	125,000	125,001
Series A, 5.00%, 08/15/2035	115,000	112,601
Series A, 5.13%, 08/15/2045	220,000	199,437
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
MISSOURI (continued)
St. Louis County Industrial Development Authority (continued)
Series A, 5.13%, 12/01/2045	$630,000	$625,116
Series A, 5.25%, 09/01/2053	600,000	590,648
Total Missouri		4,832,716
MONTANA—0.3%
City of Kalispell, Series A, 6.00%, 05/15/2060	720,000	729,512
Montana Facility Finance Authority, Series A, 5.50%, 11/15/2046	1,075,000	1,060,030
Total Montana		1,789,542
NEBRASKA—0.1%
Omaha Airport Authority, (AG), 5.25%, 12/15/2049	500,000	514,518
NEVADA—0.4%
State of Nevada Department of Business & Industry
Series A, 5.00%, 12/15/2035(b)	265,000	265,004
Series A, 5.00%, 07/15/2037	400,000	394,486
Series A, 5.13%, 12/15/2045(b)	550,000	524,789
Series A, 5.00%, 07/15/2047	685,000	623,682
Series A, 5.00%, 12/15/2048(b)	390,000	356,690
Total Nevada		2,164,651
NEW HAMPSHIRE—5.3%
New Hampshire Business Finance Authority
0.00%, 12/01/2031(b)(d)	1,512,980	1,104,484
5.38%, 12/01/2031(b)	375,000	372,294
5.95%, 12/01/2031(b)	702,000	701,585
0.00%, 12/15/2032(b)(d)	1,023,000	668,065
0.00%, 12/15/2033(b)(d)	996,000	635,229
6.50%, 12/01/2034(b)	1,484,000	1,484,353
5.88%, 12/15/2036(b)	575,000	575,590
Series 1, 4.13%, 04/20/2043	1,497,784	1,442,986
Series 1, 5.10%, 12/20/2042	6,500,000	6,648,626
Series 2, 4.06%, 11/20/2039(e)	1,041,721	1,002,741
Series 2, 4.03%, 10/01/2051(e)	1,973,111	1,882,364
Series 2, 4.00%, 10/20/2036	872,177	848,810
Series 2, 3.63%, 08/20/2039	981,609	923,064
Series 2, 4.40%, 02/20/2043	799,015	769,117
Series 2022-1, 4.38%, 09/20/2036	1,525,326	1,520,042
Series 2025-2, 4.22%, 11/20/2042(e)	1,980,310	1,877,628
Series 2025-2, 4.22%, 11/20/2042(e)	1,684,185	1,525,656
Series 2026-1, 4.25%, 07/20/2041	1,996,491	1,884,083
Series 2026-1, 4.25%, 07/20/2041	499,123	449,777
Series A, 5.00%, 05/15/2034(b)	2,730,000	2,708,514
Series A, 5.25%, 07/01/2048	1,250,000	1,262,981
(BAM), Series A, 5.25%, 06/01/2051	435,000	447,055
Series A, 5.25%, 11/01/2054	195,000	195,231
Total New Hampshire		30,930,275
NEW JERSEY—2.3%
Camden County Improvement Authority, 6.00%, 06/15/2062	685,000	698,765
Shares or Principal Amount		Value

New Jersey Economic Development Authority
5.50%, 01/01/2027	$60,000	$60,126
(AG), 5.00%, 01/01/2031	370,000	375,257
5.38%, 01/01/2043	1,215,000	1,215,992
6.63%, 01/01/2045(b)	680,000	713,801
AMT, Series B, 5.63%, 11/15/2030	505,000	505,691
Series B, 6.50%, 04/01/2031	2,035,000	2,037,100
New Jersey Higher Education Student Assistance Authority
Series 1, 5.50%, 12/01/2055	235,000	235,644
Series B, 4.00%, 12/01/2041	1,545,000	1,485,427
Series B, 5.25%, 12/01/2056	200,000	194,535
Series C, 5.00%, 12/01/2053	175,000	166,764
Series C, 5.25%, 12/01/2054	110,000	107,143
New Jersey Housing & Mortgage Finance Agency, (FHA), (GNMA), Series B, 5.25%, 12/20/2065	2,666,527	2,766,947
New Jersey Transportation Trust Fund Authority
Series AA, 4.25%, 06/15/2044	1,180,000	1,124,787
(AMBAC), Series C, 0.00%, 12/15/2035(d)	525,000	363,783
(AMBAC), Series C, 0.00%, 12/15/2036(d)	1,375,000	904,013
Passaic County Improvement Authority, Series A, 5.00%, 01/01/2060	325,000	293,640
Total New Jersey		13,249,415
NEW YORK—10.9%
Albany Capital Resource Corp., 5.00%, 06/01/2064	1,000,000	926,007
Build NYC Resource Corp.
6.00%, 07/01/2043	365,000	365,031
5.50%, 09/01/2045(b)	1,805,000	1,778,536
5.25%, 07/01/2052	1,000,000	1,002,180
5.50%, 07/01/2055	250,000	254,176
5.25%, 07/01/2062	305,000	302,338
Series A, 6.25%, 07/01/2046(b)	140,000	140,014
Series A, 5.50%, 12/01/2051	300,000	312,610
Series A, 7.00%, 12/15/2055(b)	500,000	507,060
Series B, 5.00%, 07/01/2062	535,000	483,688
Series B1, 5.65%, 12/15/2032(b)	2,000,000	1,961,481
Empire State Development Corp., Series C, 3.00%, 03/15/2048	1,000,000	735,122
Genesee County Funding Corp., Series A, 5.25%, 12/01/2052	2,000,000	2,004,358
New York City Housing Development Corp.
5.25%, 12/15/2031	699,265	715,029
Series A, 4.75%, 11/01/2048	1,085,000	1,068,408
(HUD), Series A, 4.80%, 02/01/2053	745,000	733,695
Series A, 4.85%, 11/01/2053	500,000	495,323
Series A, 5.00%, 05/01/2063	2,000,000	1,988,136
Series G, 4.95%, 11/01/2058	1,295,000	1,253,353
New York Liberty Development Corp., 5.00%, 11/15/2044(b)	2,780,000	2,783,813
New York State Dormitory Authority
Series A, 4.00%, 03/15/2048	220,000	196,813
Series A, 4.00%, 09/01/2050	1,000,000	815,041
Series E, 4.00%, 03/15/2042	825,000	779,620
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York Transportation Development Corp.
5.00%, 01/01/2031	$1,195,000	$1,220,795
6.00%, 04/01/2035	500,000	551,069
5.38%, 08/01/2036	815,000	844,623
5.63%, 04/01/2040	755,000	800,205
5.00%, 10/01/2040	500,000	509,546
5.50%, 06/30/2054	4,000,000	4,050,062
6.00%, 06/30/2054	3,910,000	4,033,434
(AG), 5.13%, 06/30/2060	3,285,000	3,264,029
(AG), 5.25%, 06/30/2060	3,490,000	3,512,967
5.38%, 06/30/2060	500,000	496,132
(BAM), 5.38%, 06/30/2060	5,200,000	5,253,330
(AG), Series A, 5.25%, 12/31/2054	3,650,000	3,706,709
Series A, 5.50%, 12/31/2060	1,850,000	1,871,644
Series A-P3, 5.00%, 07/01/2046	2,500,000	2,456,997
Niagara Area Development Corp., Series 2022, 4.50%, 07/01/2052	695,000	566,081
Port Authority of New York & New Jersey, Series 234, 5.50%, 08/01/2052	1,640,000	1,712,567
State of New York Mortgage Agency Homeowner Mortgage Revenue, (SONYMA), Series 253, 4.70%, 10/01/2038	575,000	573,893
Suffolk Regional Off-Track Betting Corp., 6.00%, 12/01/2053	200,000	203,336
Syracuse Industrial Development Agency
Series A, 5.00%, 01/01/2028	130,000	124,667
Series A, 5.00%, 01/01/2029	250,000	232,899
Series A, 5.00%, 01/01/2031	320,000	282,304
Series A, 5.00%, 01/01/2032	520,000	447,788
Series A, 5.00%, 01/01/2034	845,000	692,666
Series A, 5.00%, 01/01/2035	575,000	462,824
Series A, 5.00%, 01/01/2036	545,000	430,682
Ulster County Capital Resource Corp., 5.00%, 09/15/2037	1,820,000	1,813,011
Westchester County Local Development Corp.
(AG), 5.00%, 11/01/2047	130,000	132,829
(AG), 5.75%, 11/01/2048	565,000	602,048
Series A, 6.50%, 12/01/2065(b)	1,000,000	1,031,301
Total New York		63,482,270
NORTH CAROLINA—0.5%
North Carolina Medical Care Commission
Series A, 5.25%, 11/01/2050	100,000	100,715
Series A, 5.25%, 11/01/2056	150,000	149,196
North Carolina Turnpike Authority
Series A, 5.00%, 07/01/2047	265,000	265,232
Series A, 5.00%, 07/01/2051	545,000	545,191
Series A, 5.00%, 07/01/2054	370,000	370,114
(AG), Series A, 5.00%, 01/01/2058	1,210,000	1,225,141
Total North Carolina		2,655,589
NORTH DAKOTA—0.3%
City of Grand Forks
(AG), Series A, 5.00%, 12/01/2053	135,000	135,234
Series A, 5.42%, 12/01/2053	230,000	229,642
Shares or Principal Amount		Value

County of Ward
Series C, 5.00%, 06/01/2034	$660,000	$656,729
Series C, 5.00%, 06/01/2038	330,000	319,570
Series C, 5.00%, 06/01/2048	90,000	80,930
Series C, 5.00%, 06/01/2053	705,000	615,743
Total North Dakota		2,037,848
OHIO—4.0%
Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00%, 06/01/2055	600,000	453,691
City of Centerville
5.25%, 11/01/2037	80,000	80,282
5.25%, 11/01/2047	220,000	211,348
5.25%, 11/01/2050	85,000	79,821
Columbus Regional Airport Authority, Series A, 5.50%, 01/01/2050	5,160,000	5,381,417
County of Cuyahoga
5.00%, 02/15/2042	890,000	883,389
4.75%, 02/15/2047	1,430,000	1,315,309
5.25%, 02/15/2047	455,000	455,341
5.50%, 02/15/2052	3,860,000	3,868,791
5.00%, 02/15/2057	635,000	593,983
County of Darke
Series A, 4.00%, 09/01/2045	205,000	165,609
Series A, 5.00%, 09/01/2049	275,000	253,071
County of Franklin
5.00%, 11/15/2034	120,000	120,027
5.00%, 11/15/2044	195,000	193,077
County of Hamilton
5.50%, 01/01/2055	460,000	466,314
Series A, 5.75%, 01/01/2053	175,000	179,788
County of Warren, 5.00%, 07/01/2054	500,000	485,275
Greene County Port Authority, Series B, 5.00%, 05/15/2059	160,000	152,696
Oak Hills Local School District, (SD CRED PROG), 5.38%, 11/01/2062	375,000	387,184
Ohio Higher Educational Facility Commission
5.13%, 12/01/2042	490,000	485,049
4.00%, 10/01/2047	3,300,000	2,660,623
5.25%, 05/01/2054	105,000	101,167
Ohio Housing Finance Agency
(FNMA), Series A, 4.50%, 05/01/2039	312,383	311,910
Series A, 5.70%, 08/01/2043(b)	500,000	510,950
(GNMA/FNMA/FHLMC), Series A, 4.90%, 09/01/2053	2,080,000	1,989,739
RiverSouth Authority, Series A, 5.75%, 12/01/2027	345,000	345,142
State of Ohio, VRDN, Series C, 2.45%, 01/15/2051(e)	1,400,000	1,400,000
Total Ohio		23,530,993
OKLAHOMA—1.7%
Norman Regional Hospital Authority
4.00%, 09/01/2045	770,000	499,344
5.00%, 09/01/2045	440,000	324,878
Oklahoma Development Finance Authority
5.00%, 07/01/2042	25,000	23,754
Series A, 5.50%, 08/15/2041	1,280,000	1,286,123
Series A, 5.50%, 08/15/2044	1,285,000	1,297,707
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
OKLAHOMA (continued)
Oklahoma Development Finance Authority (continued)
Series B, 5.00%, 08/15/2038	$665,000	$668,503
Series B, 5.25%, 08/15/2043	600,000	601,402
Series B, 5.25%, 08/15/2048	665,000	663,203
Series B, 5.50%, 08/15/2057	165,000	163,162
Tulsa County Industrial Authority, 5.25%, 11/15/2045	3,800,000	3,797,560
Tulsa Municipal Airport Trust Trustees
6.25%, 12/01/2035	200,000	223,601
6.25%, 12/01/2040	290,000	317,620
Total Oklahoma		9,866,857
OREGON—0.6%
Hospital Facilities Authority of Multnomah County Oregon, Series A, 4.00%, 12/01/2056	875,000	667,162
Port of Portland Airport Revenue, Series 28, 5.00%, 07/01/2052	1,825,000	1,829,638
Union County Hospital Facility Authority, 5.00%, 07/01/2052	1,125,000	1,052,586
Total Oregon		3,549,386
PENNSYLVANIA—7.5%
Adams County General Authority, Series A, 5.00%, 06/01/2059	150,000	142,926
Allegheny County Airport Authority, (AG), Series A, 5.50%, 01/01/2055	2,855,000	2,958,874
Allentown Commercial & Industrial Development Authority, 6.00%, 06/15/2053	100,000	101,300
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2032(b)	245,000	246,007
5.00%, 05/01/2033(b)	100,000	101,903
5.00%, 05/01/2042(b)	510,000	510,759
5.00%, 05/01/2042(b)	495,000	495,012
Berks County Municipal Authority
Series A-2A, 6.00%, 06/30/2034	684,000	715,452
Series A-3, 5.00%, 06/30/2039	3,286,000	3,085,039
Series B-1, 0.00%, 06/30/2044(a)	1,642,000	1,244,780
Blythe Township Solid Waste Authority, (Pre-refunded @ $100.000000, 12/01/2027), 7.75%, 12/01/2037	665,000	698,323
Chester County Health & Education Facilities Authority
4.00%, 12/01/2035	1,720,000	1,391,202
Series A, 5.00%, 12/01/2030	185,000	173,797
Series A, 5.25%, 12/01/2045	420,000	336,485
Cumberland County Municipal Authority, Series A, 5.50%, 06/01/2056	825,000	831,020
Doylestown Hospital Authority
5.38%, 07/01/2039(b)	400,000	429,564
(Pre-refunded @ $100.000000, 07/01/2029), Series A, 5.00%, 07/01/2049	5,000	5,252
Series A, 5.00%, 07/01/2049	50,000	50,674
Shares or Principal Amount		Value

Federal Home Loan Mortgage Corp. Multifamily ML Certificates, Series 2021-ML12, 1.23%, 07/25/2041(b)(e)(h)	$2,519,973	$211,838
Lancaster Municipal Authority, Series A, 5.00%, 12/01/2055	300,000	289,433
Lehigh County Authority, 0.00%, 12/01/2037(d)	3,050,000	1,872,637
Montgomery County Higher Education & Health Authority
4.00%, 09/01/2044	435,000	388,261
Series A, 5.00%, 09/01/2043	3,515,000	3,544,827
Montgomery County Industrial Development Authority, 5.38%, 01/01/2050	2,855,000	2,791,554
Pennsylvania Economic Development Financing Authority
5.00%, 06/30/2042	2,005,000	1,978,845
(AG), 5.50%, 06/30/2042	1,305,000	1,386,561
5.25%, 06/30/2053	1,955,000	1,970,682
(AG), 5.00%, 12/31/2057	1,835,000	1,832,986
Series A-2, 4.00%, 05/15/2053	415,000	345,515
Series B-1, 5.25%, 07/01/2049	730,000	736,040
Pennsylvania Economic Development Financing Authority Parking System Revenue
Series B, 0.00%, 01/01/2044(d)	2,670,000	1,102,737
Series B, 0.00%, 01/01/2049(d)	1,235,000	261,359
Pennsylvania Higher Education Assistance Agency
Series 1C, 5.00%, 06/01/2051	572,000	533,876
Series 1C, 5.50%, 06/01/2052	756,000	737,045
Series A, 4.50%, 06/01/2043	955,000	943,911
Pennsylvania Housing Finance Agency
Series 141A, 5.75%, 10/01/2053	1,097,090	1,152,484
Series 142-A, 5.50%, 10/01/2053	675,903	707,452
Philadelphia Authority for Industrial Development
5.50%, 06/15/2043(b)	700,000	691,773
(Pre-refunded @ $100.000000, 12/01/2026), 5.25%, 12/01/2047(b)	460,000	463,270
(Pre-refunded @ $100.000000, 12/01/2026), 5.50%, 12/01/2058(b)	665,000	670,263
Series A, 5.00%, 07/01/2037	470,000	464,066
Series A, 5.00%, 07/01/2042	520,000	503,190
Series A, 5.00%, 07/01/2049	740,000	674,581
Series A, 5.38%, 08/01/2051	510,000	497,704
Series A, 5.38%, 06/15/2057	400,000	382,037
Series B, 5.63%, 08/01/2036	300,000	300,127
Series B, 5.75%, 08/01/2046	585,000	585,087
Series B, 6.00%, 08/01/2051	685,000	685,061
Redevelopment Authority of The County of Washington, 5.00%, 07/01/2035	65,000	65,630
Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/01/2046	1,885,000	1,612,726
Urban Redevelopment Authority of Pittsburgh, (GNMA/FNMA/FHLMC), Series C, 4.80%, 04/01/2028	195,000	195,199
Total Pennsylvania		44,097,126
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
PUERTO RICO—3.2%
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 08/20/2040	$5,020,414	$4,957,658
Puerto Rico Electric Power Authority
(NPFG), Series NN, 4.75%, 07/01/2033	270,000	266,056
(NPFG), Series VV, 5.25%, 07/01/2029	175,000	176,075
(NPFG), Series VV, 5.25%, 07/01/2030	1,255,000	1,261,782
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority
4.38%, 10/01/2031	170,000	167,035
5.00%, 10/01/2042	285,000	270,481
Series A, 6.63%, 01/01/2027(i)	119,619	85,794
Series A, 6.63%, 01/01/2028(i)	912,315	663,609
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A-1, 0.00%, 07/01/2033(d)	1,498,000	1,169,211
Series A-1, 0.00%, 07/01/2046(d)	414,000	150,647
Series A-1, 0.00%, 07/01/2051(d)	19,613,000	5,185,583
Series A-1, 4.75%, 07/01/2053	197,000	187,030
Series A-1, 5.00%, 07/01/2058	3,519,000	3,381,049
Series A-2, 4.33%, 07/01/2040	507,000	495,032
Series A-2, 4.54%, 07/01/2053	13,000	11,973
Series A-2, 4.78%, 07/01/2058	181,000	171,091
Total Puerto Rico		18,600,106
RHODE ISLAND—0.5%
Rhode Island Health & Educational Building Corp., (AG), Series B, 5.63%, 07/01/2065	100,000	100,065
Rhode Island Student Loan Authority
Series A, 3.50%, 12/01/2034	190,000	183,632
Series A, 3.63%, 12/01/2037	265,000	251,083
Series A, 4.13%, 12/01/2042	2,295,000	2,205,535
Total Rhode Island		2,740,315
SOUTH CAROLINA—2.5%
Charleston Housing Authority, 4.50%, 09/01/2035	965,000	959,529
County of Dorchester
5.25%, 10/01/2043	1,310,000	1,316,490
5.50%, 10/01/2051	1,115,000	1,084,827
South Carolina Jobs-Economic Development Authority
4.00%, 11/01/2029	110,000	109,516
5.00%, 11/01/2033	170,000	170,236
5.00%, 05/01/2037	75,000	71,203
5.00%, 11/01/2037	120,000	117,399
5.00%, 05/01/2042	40,000	36,253
5.00%, 11/01/2042	300,000	280,042
5.50%, 11/15/2044	200,000	203,362
5.00%, 11/01/2046	165,000	147,400
5.00%, 04/01/2047	655,000	620,276
5.13%, 05/01/2048	195,000	169,880
5.00%, 04/01/2052	510,000	463,915
5.38%, 04/01/2056	100,000	101,611
Series A, 5.00%, 04/01/2044	550,000	553,488
Series A, 6.63%, 06/15/2060(b)	1,190,000	1,191,836
Series C, 5.75%, 09/01/2055	330,000	329,447
Shares or Principal Amount		Value

South Carolina Public Service Authority, (AG), Series B, 5.00%, 12/01/2054	$6,630,000	$6,737,688
Total South Carolina		14,664,398
TENNESSEE—2.1%
Knox County Health Educational & Housing Facility Board
(BAM), Series A-1, 5.50%, 07/01/2059	590,000	605,825
(BAM), Series B-1, 5.25%, 07/01/2064	185,000	187,291
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, (FNMA), Series A, 4.75%, 02/01/2048	1,627,348	1,591,256
Metropolitan Nashville Airport Authority
Series B, 5.50%, 07/01/2052	575,000	592,226
Series B, 5.50%, 07/01/2056	725,000	754,807
Rutherford County Health & Educational Facilities Board, (BAM), Series A-1, 5.00%, 07/01/2065	100,000	95,157
Tennergy Corp., Series A, 5.50%, 10/01/2053	2,745,000	2,891,224
Tennessee Energy Acquisition Corp.
Series A, 5.25%, 09/01/2026	500,000	500,732
Series A-1, 5.00%, 05/01/2053	3,250,000	3,325,804
Tennessee Housing Development Agency, Series 2A, 4.70%, 07/01/2053	2,025,000	1,973,890
Total Tennessee		12,518,212
TEXAS—10.8%
Arlington Higher Education Finance Corp.
(PSF-GTD), 4.25%, 08/15/2047	770,000	714,852
5.88%, 06/15/2065(b)	585,000	586,923
Series A, 5.38%, 08/15/2036	180,000	152,974
Series A, 5.00%, 08/15/2038	95,000	93,450
Series A, 5.50%, 08/15/2046	800,000	602,388
Series A, 5.00%, 08/15/2048	150,000	139,008
Series A, 5.00%, 08/15/2053	155,000	138,963
Brazos Higher Education Authority, Inc., Series 1A, 5.13%, 04/01/2043	845,000	858,517
City of Austin Airport System Revenue, Series B, 5.25%, 11/15/2051	9,000,000	9,253,276
City of Dallas, 6.25%, 08/15/2053(b)	155,000	155,162
City of Houston Airport System Revenue
5.00%, 07/01/2029	100,000	100,099
(AG), Series A, 5.25%, 07/01/2053	1,260,000	1,285,406
Series B, 5.50%, 07/15/2038	820,000	873,451
Series B-2, 5.00%, 07/15/2027	100,000	101,252
City of Hutto, (BAM), 4.13%, 08/01/2049	2,725,000	2,433,534
City of Lavon, 6.00%, 09/15/2054(b)	213,000	218,265
Conroe Local Government Corp., Series A, 4.00%, 10/01/2050	195,000	148,954
Crowley Independent School District, (PSF-GTD), 4.25%, 02/01/2053	1,040,000	970,483
Galveston County Municipal Utility District No. 56, (AG), 4.50%, 06/01/2047	500,000	481,985
Harris County Cultural Education Facilities Finance Corp., Series A, 4.13%, 07/01/2052	1,660,000	1,453,188
Harris County-Houston Sports Authority
(AG), Series A, 0.00%, 11/15/2041(d)	125,000	60,603
(AG), Series A, 0.00%, 11/15/2046(d)	1,145,000	416,518
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Municipal Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (continued)
TEXAS (continued)
Houston Higher Education Finance Corp., 5.25%, 10/01/2054	$445,000	$424,231
Jarrell Independent School District, (PSF-GTD), 5.25%, 02/15/2055	500,000	518,508
Kaufman County Fresh Water Supply District No. 4A, (BAM), 4.50%, 09/01/2045	1,000,000	978,527
Memorial City Redevelopment Authority, (AG), 5.00%, 09/01/2049	375,000	377,623
Mission Economic Development Corp., 4.63%, 10/01/2031(b)	500,000	500,305
New Hope Cultural Education Facilities Finance Corp.
4.00%, 01/01/2029	15,000	15,083
3.38%, 08/15/2029(b)	25,000	24,021
5.50%, 01/01/2035	75,000	75,064
5.00%, 01/01/2039	35,000	35,211
5.50%, 01/01/2043	670,000	670,258
5.50%, 01/01/2049	80,000	80,006
5.00%, 08/15/2049(b)	135,000	122,139
5.00%, 01/01/2050	45,000	42,364
5.00%, 01/01/2055	110,000	101,471
5.00%, 11/01/2060	510,000	489,452
Series A, 5.38%, 11/15/2036	225,000	219,483
Series A, 5.50%, 11/15/2046	130,000	117,686
Series A, 5.50%, 11/15/2052	190,000	167,066
Series A, 6.50%, 10/01/2060	460,000	483,112
Series C, 5.50%, 07/01/2046(c)	1,250,000	815,625
Series C, 5.75%, 07/01/2051(c)	1,000,000	652,500
Series D, 7.00%, 07/01/2051(c)	1,350,000	324,000
Northlake Municipal Management District No. 2, (AG), 4.50%, 03/01/2044	1,125,000	1,101,418
Port of Beaumont Navigation District
Series A, 5.00%, 01/01/2039(b)	2,400,000	2,286,485
Series A, 3.00%, 01/01/2050(b)	1,500,000	939,705
Series A, 5.25%, 01/01/2054(b)	3,000,000	2,727,143
Red River Education Finance Corp., 5.50%, 10/01/2046	1,125,000	1,125,130
Tarrant County Cultural Education Facilities Finance Corp., Series A, 5.75%, 12/01/2054	2,947,587	2,318,168
Texas Department of Housing & Community Affairs, (GNMA), Series A, 5.25%, 09/01/2053	1,965,000	1,991,397
Texas Municipal Gas Acquisition & Supply Corp. IV, Series B, 5.50%, 01/01/2054	4,390,000	4,677,207
Texas Private Activity Bond Surface Transportation Corp.
5.50%, 06/30/2043	810,000	834,611
5.00%, 06/30/2058	6,405,000	6,238,647
Texas State Technical College, (AG), Series A, 6.00%, 08/01/2054	785,000	842,429
Texas Transportation Commission State Highway 249 System, Series A, 0.00%, 08/01/2042(d)	115,000	52,787
Texas Transportation Finance Corp., Series A, 5.50%, 10/01/2055	8,165,000	8,710,908
Shares or Principal Amount		Value

Texas Water Development Board, 5.00%, 10/15/2057	$1,000,000	$1,016,083
Total Texas		63,335,104
U. S. VIRGIN ISLANDS—0.5%
Virgin Islands Hotel Development Financing Corp., Series A-1, 6.00%, 12/01/2055	1,605,000	1,591,269
Virgin Islands Public Finance Authority
Series A, 6.00%, 04/01/2053(b)	645,000	645,538
Series B, 9.00%, 04/01/2053(b)	675,000	638,443
Total U. S. Virgin Islands		2,875,250
UTAH—1.8%
Black Desert Public Infrastructure District, 5.63%, 12/01/2053(b)	1,438,868	1,457,330
Copper Rim Infrastructure Financing District, 6.13%, 12/01/2054(b)	213,525	218,668
High Star Ranch Infrastructure Financing District, 6.25%, 12/01/2055(b)	1,000,000	1,007,273
Mida Mountain Village Public Infrastructure District, Series 1, 5.75%, 06/01/2060(b)	375,000	383,664
Pine View Public Infrastructure District No. 2, 6.25%, 12/01/2055(b)	413,643	417,150
Resort Core Public Infrastructure District No. 1
Series A-1, 5.88%, 03/01/2057	4,000,000	4,045,790
Series B, 8.25%, 03/15/2057	2,000,000	2,035,787
Sawmill Infrastructure Financing District, 6.00%, 12/01/2054(b)	194,184	200,125
Utah Charter School Finance Authority
Series A, 5.00%, 02/15/2036(b)	100,000	94,804
Series A, 5.00%, 02/15/2046(b)	420,000	365,600
Wakara Ridge Public Infrastructure District, 5.63%, 12/01/2054(b)	377,055	383,415
Total Utah		10,609,606
VERMONT—0.5%
Vermont Economic Development Authority, 4.63%, 04/01/2036(b)	120,000	121,153
Vermont Housing Finance Agency, (GNMA/FNMA/FHLMC), Series A, 6.00%, 11/01/2053	2,000,000	2,150,148
Vermont Student Assistance Corp.
Series A, 3.75%, 06/15/2030	30,000	29,964
Series A, 4.38%, 06/15/2040	440,000	426,624
Series B, 4.38%, 06/15/2046	480,000	415,937
Total Vermont		3,143,826
VIRGINIA—1.9%
Cherry Hill Community Development Authority, 5.40%, 03/01/2045(b)	220,000	220,168
James City County Economic Development Authority, Series A, 6.88%, 12/01/2058	515,000	559,229
Norfolk Economic Development Authority, Series B, 4.00%, 11/01/2048	130,000	115,365
Peninsula Town Center Community Development Authority
5.00%, 09/01/2037(b)	375,000	376,536
4.50%, 09/01/2045(b)	615,000	580,515
5.00%, 09/01/2045(b)	210,000	210,062
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2026
Aberdeen Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
VIRGINIA (continued)
Virginia Beach Development Authority, Series A, 7.00%, 09/01/2059	$2,085,000	$2,265,136
Virginia College Building Authority
Series B, 5.25%, 07/01/2030(b)	305,000	276,442
Series B, 5.25%, 07/01/2035(b)	390,000	334,819
Virginia Housing Development Authority, Series D, 4.88%, 08/01/2065	920,000	904,206
Virginia Small Business Financing Authority
5.00%, 12/31/2052	250,000	246,810
Series A, 4.00%, 01/01/2045	1,600,000	1,479,914
Series C, 5.00%, 06/01/2052	400,000	374,707
Williamsburg Economic Development Authority
(AG), Series A, 5.25%, 07/01/2053	1,870,000	1,944,680
Series B, 5.25%, 07/01/2053	1,225,000	1,260,760
Total Virginia		11,149,349
WASHINGTON—4.0%
Grays Harbor County Public Hospital District No. 2
5.00%, 12/15/2033	420,000	423,971
5.00%, 12/15/2038	540,000	538,198
5.00%, 12/15/2048	1,040,000	964,786
Kalispel Tribe of Indians
Series A, 5.25%, 01/01/2038(b)	500,000	504,233
Series B, 5.25%, 01/01/2038(b)	100,000	100,847
King County Housing Authority, 5.38%, 07/01/2045	225,000	235,013
Vancouver Housing Authority, Series A, 4.50%, 10/01/2042	855,000	841,863
Washington Health Care Facilities Authority
Series A, 5.00%, 10/01/2033	2,500,000	2,501,028
Series A, 4.25%, 10/01/2040	4,500,000	4,208,108
Series A, 5.50%, 09/01/2055	175,000	182,653
Washington State Housing Finance Commission
5.00%, 07/01/2041(b)	100,000	97,450
5.00%, 07/01/2046(b)	115,000	107,024
5.00%, 07/01/2048(b)	300,000	276,583
5.00%, 07/01/2051(b)	165,000	146,687
6.38%, 07/01/2063(b)	1,425,000	1,503,809
Series 2, 4.09%, 03/01/2050(e)	520,160	496,014
Series 2021-1, Class X, 0.73%, 12/20/2035(h)(j)	8,948,008	297,969
Series 2025-1, 4.08%, 11/20/2041(e)	1,486,160	1,398,122
Series A, 3.50%, 12/20/2035	1,028,817	972,636
Series A, 5.00%, 01/01/2036(b)	340,000	340,633
Series A, 5.00%, 01/01/2046(b)	460,000	443,594
Series A, 5.00%, 07/01/2048(b)	480,000	357,486
Series A, 5.00%, 07/01/2048	140,000	141,537
Series A, 5.00%, 01/01/2051(b)	515,000	474,576
Series A, 5.00%, 07/01/2053(b)	125,000	87,893
Series A, 5.75%, 07/01/2060(b)	740,000	747,415
Series A, 6.25%, 01/01/2061	3,245,000	3,308,474
(BAM), Series A, 5.25%, 07/01/2064(b)	1,580,000	1,581,617
Total Washington		23,280,219
Shares or Principal Amount		Value

WEST VIRGINIA—0.4%
Monongalia County Commission Excise Tax District
Series A, 4.13%, 06/01/2043(b)	$95,000	$87,785
Series A, 7.00%, 06/01/2043(b)	206,000	217,480
Series B, 4.88%, 06/01/2043(b)	365,000	366,348
Series B, 0.00%, 06/01/2053(a)(b)	2,233,000	498,336
West Virginia Economic Development Authority, 5.45%, 01/01/2055(b)	1,015,000	1,094,540
Total West Virginia		2,264,489
WISCONSIN—9.7%
Public Finance Authority
5.00%, 10/01/2033	95,000	95,746
0.00%, 12/15/2036(b)(d)	1,000,000	508,550
5.00%, 12/15/2036(b)	368,347	361,209
5.00%, 07/01/2037	160,000	159,994
0.00%, 12/15/2037(b)(d)	432,000	212,726
6.25%, 02/01/2039(b)	3,595,000	3,616,257
0.00%, 12/15/2040(b)(d)(f)	5,909,000	2,057,334
5.25%, 12/01/2046	1,500,000	1,510,317
5.00%, 05/01/2047	300,000	273,945
5.00%, 07/01/2047	235,000	218,848
5.00%, 10/01/2048	840,000	782,631
7.00%, 12/01/2050(b)	380,000	296,400
4.00%, 04/01/2052(b)	685,000	531,865
(Pre-refunded @ $100.000000, 04/01/2032), 4.00%, 04/01/2052(b)	10,000	10,349
7.00%, 07/01/2058(b)	720,000	728,623
5.75%, 06/30/2060	2,500,000	2,584,902
5.00%, 07/01/2060(b)	1,025,000	896,444
6.00%, 07/01/2060(b)	1,500,000	1,533,305
5.25%, 11/15/2061	555,000	558,870
5.50%, 06/15/2062	700,000	659,893
5.75%, 12/31/2065	4,370,000	4,509,002
Series 1, 6.81%, 04/28/2036(b)	1,445,000	1,485,334
Series 2026-1, Class A1, 4.55%, 12/05/2040(j)	3,497,148	3,366,100
Series 2026-1, Class A2, 4.48%, 12/05/2040(j)	561,542	517,075
Series A, 6.25%, 08/01/2027(b)	2,835,000	2,069,550
Series A, 5.00%, 09/01/2030(b)	325,000	325,177
Series A, 5.50%, 09/01/2030(b)	100,000	102,481
Series A, 5.25%, 05/15/2037(b)	200,000	200,717
Series A, 5.00%, 09/01/2038(b)	290,000	289,999
Series A, 5.00%, 06/01/2041(b)(f)	5,630,000	5,449,620
Series A, 5.25%, 05/15/2042(b)	135,000	135,241
Series A, 6.88%, 01/01/2043	865,000	890,164
Series A, 5.38%, 06/01/2046(b)(f)	955,000	946,463
Series A, 6.25%, 09/01/2046(b)	100,000	102,061
Series A, 5.25%, 05/15/2047(b)	640,000	637,485
Series A, 5.25%, 07/01/2047	770,000	736,078
Series A, 5.00%, 06/15/2051(b)	325,000	279,136
Series A, 4.00%, 09/01/2051(b)	410,000	302,268
Series A, 5.25%, 05/15/2052(b)	435,000	417,342
Series A, 7.00%, 06/15/2053(b)	605,000	639,720
Series A, 5.25%, 06/15/2054	475,000	460,106
Series A, 5.50%, 06/01/2055	300,000	296,893
Series A, 5.25%, 06/15/2055	100,000	102,115
See accompanying Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2026
Aberdeen Municipal Income Fund

Shares or Principal Amount		Value
MUNICIPAL BONDS (continued)
WISCONSIN (continued)
Public Finance Authority (continued)
Series A, 4.50%, 06/01/2056(b)	$2,520,000	$1,994,917
Series A, 5.00%, 06/15/2064	2,100,000	1,842,187
(BAM), Series A-1, 5.63%, 07/01/2055	635,000	655,981
Series B, 5.25%, 07/01/2028	425,000	425,289
Series B, 5.00%, 06/01/2034	170,000	172,966
Series B, 5.00%, 07/01/2042	2,680,000	2,679,944
Series B, 5.00%, 06/01/2044	130,000	128,266
Series B, 5.00%, 06/01/2049	255,000	244,930
Series B, 7.00%, 09/01/2054(b)	100,000	105,075
Series B, 6.50%, 06/01/2056(b)	835,000	584,500
Series C, 5.75%, 06/15/2055	315,000	320,179
Wisconsin Center District, (AG), Series D, 0.00%, 12/15/2055(d)	9,825,000	2,193,544
Wisconsin Health & Educational Facilities Authority
5.00%, 08/01/2027(c)	275,000	242,000
5.00%, 08/01/2032(c)	435,000	305,856
5.00%, 08/01/2037(c)	235,000	154,855
5.00%, 08/01/2039(c)	235,000	147,593
Series A, 5.00%, 11/01/2039	75,000	75,238
Series A, 5.00%, 11/01/2046	150,000	143,521
Series A, 5.50%, 12/01/2052	495,000	519,067
Series A, 5.13%, 04/01/2057	2,055,000	1,718,058
Series C, 4.00%, 02/15/2050	405,000	348,707
Total Wisconsin		56,861,008
Total Municipal Bonds		817,158,309
CORPORATE BONDS—0.2%
UNITED STATES—0.2%
Commercial Services & Supplies—0.1%
Toll Road Investors Partnership II LP, (National Public Finance Guaran), Series 1999B0.00%, 02/15/2033(b)(d)	850,000	520,625
Healthcare Providers & Services—0.1%
Toledo Hospital, Series B, 5.33%, 11/15/2028	300,000	300,095
Total United States		820,720
Total Corporate Bonds		820,720
WARRANTS—0.0%
UNITED STATES—0.0%
BL Train Holdings West LLC(g)(k)	18,320	9,160
Total Warrants		9,160
PREFERRED STOCKS—0.0%
UNITED STATES—0.0%
Utilities—0.0%
AES Guayama Holdings BV(g)(i)(k)	20,066	201
Total Preferred Stocks		201
Shares or Principal Amount		Value
SHORT-TERM INVESTMENT—0.5%
BlackRock Liquidity Funds MuniCash, Institutional shares	3,118,503	$3,118,815
Total Short-Term Investment		3,118,815
Total Investments (Cost $845,330,535)—140.5%		821,107,205
Long Term Debt Securities		(224,100,000)
Liabilities in Excess of Other Assets—(2.1%)		(12,474,047)
Net Assets—100.0%		$584,533,158

(a)	Step bond. Rate disclosed is as of July 31, 2026.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Security is in default.
(d)	Zero coupon bond.
(e)
Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)	All or a portion of the security has been designated as collateral for when issued trading. When-issued trading is trading in securities that have been authorized but not yet been issued.
(g)	Illiquid security.
(h)	Interest only security for which the fund receives interest on notional principal.
(i)
Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a)  of the accompanying
Notes to Portfolio of Investments for inputs used.

(j)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2026.
(k)	Non-income producing security.

AG	Assured Guaranty Inc.
AMT	Alternative Minimum Tax
BAM	Build America Mutual Assurance Company
FHA	Federal Housing Administration
GNMA	Government National Mortgage Association
PSF-GTD	Permanent School Fund Guarantee Program
VRDN	Variable Rate Demand Note

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2026 (unaudited)

1. Summary of Significant Accounting Policies
a. Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn Inc. ("Aberdeen" or the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Valuation Designee may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which the Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds ("ETFs") are valued at the market price of the security at the Valuation Time (defined below). A security using any of these pricing methodologies is generally determined to be a Level 1 investment.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

15